PENSION AND OTHER POSTRETIREMENT BENEFITS (Detail 12) (USD $) In Millions, unless otherwise specified	Jan. 03, 2015
U.S..
Future Benefit Payments
2015	$ 49.4
2016	50.1
2017	52.2
2018	68.4
2019	58.2
2020 - 2023	294.5
Int'l
Future Benefit Payments
2015	18.4
2016	19.3
2017	19.8
2018	20.1
2019	21.1
2020 - 2023	119.2
U.S. Postretirement Health Benefits
Future Benefit Payments
2015	1.6
2016	1.2
2017	0.9
2018	0.6
2019	0.5
2020 - 2023	$ 1.6